Other operating income and expenses	12 Months Ended
Mar. 31, 2019
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Other operating income and expenses
25.	Other operating income and expenses

The components of other operating income and expenses for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2017	2018	2019
Other operating income
Gain on sales of property, plant and equipment	179	366	539
Insurance recovery	679	195	329
Government subsidy income	209	254	417
Others	839	827	454

Total	1,906	1,642	1,739

Other operating expenses
Impairment losses on property, plant and equipment	164	299	1,840
Restructuring costs	—	—	860
Loss on sales and disposals of property, plant and equipment	1,113	881	600
Litigation and legal expenses	569	60	44
Overseas withholding tax	204	322	—
Loss on settlement of defined benefit plans	743	—	—
Others	532	317	394

Total	3,325	1,879	3,738